Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Statement Of Financial Position [Abstract]
Trade accounts receivable, allowances	$ 44,138	$ 24,600
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized	50,000,000	50,000,000
Preferred stock, issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	300,000,000	300,000,000
Common stock, issued	141,242,000	140,195,000
Common stock, outstanding	133,563,000	132,944,000